Stockholders' Equity (Details) (Vale and Vale P - 2012 [Member], USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission	39995
Mandatory convertible notes, date, Expiration	41061
Mandatory convertible notes value, gross	$ 942
Mandatory convertible notes value, net of charges	934
Mandatory convertible notes, coupon	6.75%
Preferred Stock Member
Funds linked to future mandatory conversion
Maximum amount of action	47,284,800
Maximum amount of action, Value	649
Common stock
Funds linked to future mandatory conversion
Maximum amount of action	18,415,859
Maximum amount of action, Value	$ 293